Property, Plant And Equipment	12 Months Ended
Dec. 31, 2024
Property plant and equipment [abstract]
Property, Plant And Equipment

8.PROPERTY, PLANT AND EQUIPMENT

The property, plant and equipment (“PP&E”) continuity summary is as follows:

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance-January 1, 2023	$108,068	$763	$180,219	$289,050
Additions	1,398	34	1,836	3,268
Disposals	(259)	(28)	(1,242)	(1,529)
Reclamation adjustment (note 11)	3,498	—	—	3,498
Balance-December 31, 2023	$112,705	$769	$180,813	$294,287

Additions	4,758	1,704	3,583	10,045
Disposals	(683)	(418)	—	(1,101)
Acquisition by Foremost (note 5)	—	—	(238)	(238)
Reclamation adjustment (note 11)	(268)	—	—	(268)
Balance-December 31, 2024	$116,512	$2,055	$184,158	$302,725

Accumulated amortization, depreciation:
Balance-January 1, 2023	$(35,150)	$(395)	$—	$(35,545)
Amortization	(188)	—	—	(188)
Depreciation	(3,804)	(140)	—	(3,944)
Disposals	259	27	—	286
Reclamation adjustment (note 11)	50	—	—	50
Balance-December 31, 2023	$(38,833)	$(508)	$—	$(39,341)

Amortization	(640)	—	—	(640)
Depreciation	(3,983)	(226)	—	(4,209)
Disposals	605	418	—	1,023
Reclamation adjustment (note 11)	103	—	—	103
Balance-December 31, 2024	$(42,748)	$(316)	$—	$(43,064)

Carrying value:
Balance-December 31, 2023	$73,872	$261	$180,813	$254,946
Balance-December 31, 2024	$73,764	$1,739	$184,158	$259,661

Plant and Equipment - Owned

The Company has a 22.5% interest in the McClean Lake mill through its ownership interest in the MLJV. The carrying value of the mill, comprised of various infrastructure, building and machinery assets, represents $51,545,000, or 69.9%, of the December 2024 total carrying value amount of owned Plant and Equipment assets.

The additions to PP&E in 2024 primarily relate to long lead items for Wheeler River and the purchase of certain fixed and mobile MaxPERF Tool Systems from Penetrators Canada Inc. in February 2024.

A toll milling agreement amongst the participants of the MLJV and the CLJV provides for the processing of certain output of the Cigar Lake mine at the McClean Lake mill, for which the owners of the McClean Lake mill receive a toll milling fee and other benefits. Denison has an agreement with Ecora Resources PLC (“Ecora”) (formerly named Anglo Pacific Group PLC) with respect to certain of the toll milling fees it receives from this toll milling agreement – see note 10. In determining the units of production amortization rate for the McClean Lake mill, the amount of production attributable to the mill assets includes Denison’s expected share of mill feed related to MLJV ores, MWJV ores and the CLJV toll milling contract. Milling activities in 2024 and 2023 at the McClean Lake mill were dedicated exclusively to processing and packaging ore from the Cigar Lake mine.

Plant and Equipment – Right-of-Use

The Company has included the cost of various right-of-use (“ROU”) assets within its plant and equipment ROU carrying value amount. These assets consist of building, vehicle and office equipment leases. The majority of the asset value is attributable to the building lease assets for the Company’s office in Toronto and warehousing space in Saskatoon.

Mineral Properties

The Company has various interests in development, evaluation and exploration projects located in Saskatchewan, Canada, which are either held directly or through option or various contractual agreements. The following projects, all located in Saskatchewan, represent $167,297,000, or 90.8%, of the carrying value amount of mineral property assets as at December 31, 2024:

a)	Wheeler River – the Company has a 90.0% direct interest in the project, and an additional 5.0% indirect interest through its investment in JCU (includes the Phoenix and Gryphon deposits);
b)	Waterbury Lake – the Company has a 70.32% interest in the project (includes the THT and Huskie deposits) and a 2.0% net smelter return royalty on the portion of the project it does not own;
c)	McClean Lake – the Company has a 22.5% interest in the project (includes the Sue D, Sue E, Caribou, McClean North and McClean South deposits);
d)	Midwest – the Company has a 25.17% interest in the project (includes the Midwest Main and Midwest A deposits);
e)	Mann Lake – the Company has a 30.0% interest in the project;
f)	Wolly – the Company has a 20.77% interest in the project; and
g)	Johnston Lake – the Company has a 100% interest in the project.

Transaction with Foremost

In 2024, the Company executed an option agreement with Foremost (see note 5), which completed the first phase of a multi-phase option agreement. As a result, Foremost earned a 20% interest in the exploration properties (14.03% for Hatchet Lake, due to ownership structure). The carrying value of the exploration properties acquired was $238,000.

Waterbury Lake

In 2024, the Company increased its interest in the Waterbury Lake property from 69.35% to 70.32% pursuant to the dilution provisions in the agreements governing the project (see note 19).

Kindersley Lithium Project

In 2024, the Company entered into an earn - in agreement with Grounded Lithium Corp (“Grounded Lithium”). with respect to the Kindersley Lithium Project in Saskatchewan (“KLP”). The agreement includes a series of earn - in options, with each earn - in option being comprised of a cash payment to Grounded Lithium as well as work expenditures to advance KLP. Should the Company complete all three earn - in options it will earn a 75% working interest in the KLP. The Company made a payment of $800,000 to Grounded Lithium, and incurred $61,000 of transaction expenses related to the agreement. The Company has incurred expenditures of $2,396,000 in 2024, related to the earn - in option. As at December 31, 2024, the Company has satisfied the requirements of the first earn - in option. The expenses incurred are expensed, consistent with the Company’s accounting policy.